Other Long-term Liabilities (Schedule of Composition of Other Long-term Liabilities) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other long-term liabilities [Abstract]
Long-term trade payables	₪ 1	₪ 3
Deferred revenue	3	2
Derivative financial instruments		15
Other	11	11
Other Long-term Liabilities	₪ 15	₪ 31